Additional Financial Information (Components of Interest) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Debt Instruments [Line Items]
Interest expense	$ 165.4	$ 186.2	$ 134.0
Imputed interest on capital and financing leases	8.9	8.0	3.5
Capitalized interest	0.7	1.3	2.6
Interest income	1.1	0.6	0.6
Interest, net	172.5	192.3	$ 134.3
Long-term Debt
Debt Instruments [Line Items]
Interest expense	$ 106.8	$ 91.3